PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net of accumulated depreciation and amortization

	2013	2014	2014
	RUR	RUR	$
Servers and network equipment	9,739	14,530	258.3
Infrastructure systems	3,409	4,449	79.1
Land and buildings	1,172	3,735	66.4
Office furniture and equipment	1,002	1,323	23.5
Leasehold improvements	611	686	12.2
Other equipment	64	66	1.2
Assets not yet in use	1,599	2,032	36.1
Purchased technologies and licenses	2,466	3,968	70.5

Total	20,062	30,789	547.3
Less: accumulated depreciation and amortization	(10,333)	(13,682)	(243.2)

Total property and equipment, net	9,729	17,107	304.1

Schedule of estimated amortization expense over the next five years for purchased technologies and licenses included in property and equipment

Estimated amortization expense over the next five years for purchased technologies and licenses included in property and equipment, net as of December 31, 2014 are as follows:

	RUR	$
For the year ending December 31, 2015	849	15.1
For the year ending December 31, 2016	703	12.5
For the year ending December 31, 2017	424	7.5
For the year ending December 31, 2018	234	4.2
For the year ending December 31, 2019	149	2.6
Thereafter	1	—

Total	2,360	41.9